Leases - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Jan. 01, 2022	Dec. 31, 2021
Lessee Lease Description [Line Items]
Operating lease liabilities		$ 84,557	$ 35,800
Lessee, operating lease, existence of option to extend		false
Lessee, operating lease, existence of option to terminate		false
Operating lease payments		$ 5,251
Deemed equity distribution	$ 3,664
Wilks Development, LLC
Lessee Lease Description [Line Items]
Cash consideration		44,400
Operating lease payments		51,600
Changes in cash consideration received		3,700
Deemed equity distribution		$ 3,700
Maximum
Lessee Lease Description [Line Items]
Operating lease liabilities				$ 40,000
Lessee, operating lease, remaining lease term		10 years